UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Craig Benton

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1720

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.

(a)

Pabrai Wagons ETF
WAGN (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Pabrai Wagons ETF for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.wagonsetf.com/ir. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Pabrai Wagons ETF	$108	0.94%
1	Effective at the close of business on February 6, 2026 the Fund acquired all the assets and liabilities of the Pabrai Wagons Fund (the “Predecessor Fund”) in a tax-free reorganization (the “Reorganization”). Effective January 23, 2026, the Retail Class shares of the Predecessor Fund were converted into the Institutional Class shares of the Predecessor Fund (the “Share Class Consolidation”). The expense ratio presented reflects the accounting history of the Institutional Class of the Predecessor Fund prior to the Reorganization. Due to differing fee structures, Retail Class shareholders experienced higher expenses and prior to their consolidation into the Institutional Class on January 23, 2026.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Between July 1, 2025 and June 30, 2026, the Pabrai Wagons ETF (“WAGN” or the “Fund”) outperformed the S&P 500 (the “Index”), with WAGN gaining 28.90% vs. 22.32% for the Index. Year to date through June 30, 2026, WAGN is up 12.02% vs. 10.21% for the Index. Our since-inception annualized returns continue to trail the S&P 500. Fund returns shown are WAGN NAV.
WAGN’s investment objective is to seek to achieve long-term capital appreciation. We believe the present portfolio composition is optimized to achieve that goal. The Fund “circles the wagons” around its highest conviction businesses and plans to hold on to them for the long-run.
WAGN constructs its portfolio around a concentrated group of high quality, global businesses trading at steep discounts to intrinsic value that it feels comfortable holding for the long-term. As of 6/30/26, the portfolio has no overlap with the S&P 500. Six buckets make up approx. 78% of the portfolio. They include:
1. Offshore Oil Services (Global), with 18%;
2. Financial Services (India), with 14%;
3. Mark Leonard Complex (Canada & EU), with 14%;
4. Metallurgical Coal Businesses (USA), with 14%;
5. The Reysas Group (Turkey), with 9%;
6. TAV Airports (Turkey), with 9%.
In our view, these buckets consist of businesses whose long-term prospects are bright, but whose present market values represent significant dislocations from their intrinsic value.
HOW HAS THE FUND CHANGED?
The Pabrai Wagons Fund mutual fund reorganized into the Pabrai Wagons ETF effective February 9, 2026.
Pabrai Wagons ETF	PAGE 1	TSR-AR-74316P538

The Pabrai Wagons Fund mutual fund operated under a multi-component expense structure comprised of an advisory fee of 0.90%, Rule 12b-1 fees (as applicable), shareholder servicing fees, and other expenses. The Pabrai Wagons ETF operates under a unitary fee arrangement. The ETF pays the Advisor a single, fixed fee at the annual rate of 0.90% of the ETF’s average daily new assets. Fees to shareholders decreased due to the Fund’s conversion to an ETF:
The  Pabrai Wagons Fund - Retail Shares (WAGNX) had a net expense ratio of 1.25%.
The  Pabrai Wagons Fund - Institutional Shares (WGNIX) had a net expense ratio of 1.00%.
The  Pabrai Wagons ETF (WAGN) has an expense ratio of 0.90%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Pabrai Wagons ETF NAV	28.90	12.87
S&P 500 TR	22.32	24.15
Visit https://www.wagonsetf.com/ir for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$212,744,904
Number of Holdings	19
Net Advisory Fee	$876,703
Portfolio Turnover	40%
Pabrai Wagons ETF	PAGE 2	TSR-AR-74316P538

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of net assets)

Top Sectors	(%)
Financials	18.6%
Energy	18.2%
Industrials	17.4%
Materials	14.3%
Information Technology	14.2%
Consumer Staples	7.6%
Real Estate	4.7%
Consumer Discretionary	4.5%
Cash & Other	0.5%

Top 10 Issuers	(%)
Warrior Met Coal, Inc.	9.7%
Transocean Ltd.	9.5%
Edelweiss Financial Services Ltd.	8.7%
TAV Havalimanlari Holding AS	8.5%
Gimat Magazacilik Sanayi Ve Ticaret AS	7.6%
Nuvama Wealth Management Ltd.	5.0%
Kaspi.KZ JSC	4.9%
Reysas Gayrimenkul Yatirim Ortakligi AS	4.7%
Danaos Corp.	4.6%
Topicus.com, Inc.	4.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wagonsetf.com/ir.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pabrai Wagons ETF documents not be  householded, please contact Pabrai Wagons ETF at  1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Pabrai Wagons ETF or your financial intermediary.
Pabrai Wagons ETF	PAGE 3	TSR-AR-74316P538

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Steven J. Paggioli, and Ashi S. Parikh and are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2026	FYE 6/30/2025
(a) Audit Fees	$12,800	$18,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$2,500	$2,500
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2026	FYE 6/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.

Non-Audit Related Fees	FYE 6/30/2026	FYE 6/30/2025
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PABRAI WAGONS ETF
Annual Financial Statements & Additional Information
June 30, 2026

Pabrai Wagons ETF
Schedule of Investments
June 30, 2026

	Shares	Value
COMMON STOCKS - 94.8%
Air Freight & Logistics - 4.3%
Turkey - 4.3%(a)
Reysas Tasimacilik ve Lojistik Ticaret AS(b)	19,461,689	$9,153,779
Capital Markets - 13.7%
India - 13.7%(a)
Edelweiss Financial Services Ltd.	14,572,000	18,597,788
Nuvama Wealth Management Ltd.	557,092	10,631,146
Total Capital Markets		29,228,934
Consumer Finance - 4.9%
Kazakhstan - 4.9%
Kaspi.KZ JSC - ADR	120,699	10,457,361
Consumer Staples Distribution & Retail - 7.6%
Turkey - 7.6%(a)
Gimat Magazacilik Sanayi Ve Ticaret AS(b)(c)	16,569,896	16,105,884
Energy Equipment & Services - 18.2%
Switzerland - 9.5%
Transocean Ltd.(b)	4,128,872	20,190,184
United States - 8.7%(a)
Noble Corp. PLC	251,237	9,371,140
Valaris Ltd.(b)	126,892	9,212,359
		18,583,499
Total Energy Equipment & Services		38,773,683
Hotels, Restaurants & Leisure - 4.5%
Turkey - 4.5%(a)
TAB Gida Sanayi Ve Ticaret AS	1,994,975	9,657,054
IT Services - 0.7%
Poland - 0.7%
Sygnity SA(b)	65,662	1,375,449
Marine Transportation - 4.6%
Greece - 4.6%
Danaos Corp.	79,716	9,754,847
Metals & Mining - 14.3%
United States - 14.3%(a)
Alpha Metallurgical Resources, Inc.(b)	58,646	9,673,071
Warrior Met Coal, Inc.	254,389	20,646,212
Total Metals & Mining		30,319,283

The accompanying notes are an integral part of these financial statements.

1

Pabrai Wagons ETF
Schedule of Investments
June 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 13.5%
Canada - 8.9%
Constellation Software, Inc.	5,067	$9,539,143
Lumine Group, Inc.(b)	628,811	9,532,478
		19,071,621
Netherlands - 4.6%
Topicus.com, Inc.(b)	152,883	9,746,999
Total Software		28,818,620
Transportation Infrastructure - 8.5%
Turkey - 8.5%(a)
TAV Havalimanlari Holding AS(b)	2,978,173	18,020,512
TOTAL COMMON STOCKS (Cost $189,173,620)		201,665,406
REAL ESTATE INVESTMENT TRUSTS - 4.7%
Industrial REITs - 4.7%
Turkey - 4.7%(a)
Reysas Gayrimenkul Yatirim Ortakligi AS(b)	15,712,413	10,071,574
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,316,975)		10,071,574
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Treasury Obligations Fund - Class X, 3.58%(d)	283,796	283,796
TOTAL MONEY MARKET FUNDS (Cost $283,796)		283,796
TOTAL INVESTMENTS - 99.7% (Cost $197,774,391)		$212,020,776
Other Assets in Excess of Liabilities - 0.4%		724,128
TOTAL NET ASSETS - 100.0%		$212,744,904

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
JSC - Public Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	Non-income producing security.
(c)	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

Pabrai Wagons ETF
Schedule of Investments
June 30, 2026(Continued)
Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)

Turkey	$63,008,803	29.7%
United States	49,186,578	23.1
India	29,228,934	13.7
Switzerland	20,190,184	9.5
Canada	19,071,621	8.9
Kazakhstan	10,457,361	4.9
Greece	9,754,847	4.6
Netherlands	9,746,999	4.6
Poland	1,375,449	0.7
Other Assets in Excess of Liabilities	724,128	0.3
	$212,744,904	100.0%

The accompanying notes are an integral part of these financial statements.

3

PABRAI WAGONS ETF
Statement of Assets and Liabilities
June 30, 2026

ASSETS:
Investments in unaffiliated securities, at value (cost $187,120,779, respectively)	$195,914,892
Investments in affiliated securities, at value (cost $10,653,612, respectively)	16,105,884
Receivable for fund shares sold	3,285,600
Receivable for investments sold	1,296,073
Dividends receivable	8,811
Receivable for transaction fee	657
Dividend tax reclaims receivable	471
Total assets	216,612,388
LIABILITIES:
Payable for investments purchased	3,406,781
Deferred foreign capital gains tax	332,531
Payable to Adviser	127,632
Payable for audit fees	540
Total liabilities	3,867,484
NET ASSETS	$ 212,744,904
Commitments and contingencies (Note 3)	—
Net Assets Consists of:
Paid-in capital	$ 197,687,175
Total distributable earnings	15,057,729
Total net assets	$ 212,744,904
Net assets	$ 212,744,904
Shares issued and outstanding (unlimited shares authorized without par value)	15,540,814
Net asset value per share	$13.69

The accompanying notes are an integral part of these financial statements.

4

Pabrai Wagons ETF
Statement of Operations
For the Year Ended June 30, 2026

INVESTMENT INCOME:
Dividends from unaffiliated investments	$1,419,965
Dividends from affiliated investments	—
Less: dividend withholding taxes	(90,106)
Other income	769
Total investment income	1,330,628
EXPENSES:
Investment advisory fee	1,130,111
Distribution expenses	72,167
Fund administration and accounting fees	69,166
Shareholder service costs	58,620
Transfer agent fees	30,234
Custodian fees	29,484
Federal and state registration fees	25,979
Trustees’ fees	20,111
Legal fees	12,915
Compliance fees	9,066
Audit fees	4,405
Reports to shareholders	3,013
Income tax expense	550
Other expenses and fees	49,036
Total expenses	1,514,857
Fee waiver from Adviser	(253,408)
Net expenses	1,261,449
NET INVESTMENT INCOME	69,179
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,171,933
Foreign currency transactions	(139,231)
Net realized gain (loss)	2,032,702
Net change in unrealized appreciation (depreciation) on:
Investments	11,649,228
Affiliated investments	5,452,272
Deferred foreign capital gains tax	6,649
Foreign currency translation	984
Net change in unrealized appreciation (depreciation)	17,109,133
Net realized and unrealized gain (loss)	19,141,835
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,211,014

The accompanying notes are an integral part of these financial statements.

5

Pabrai Wagons ETF
Statements of Changes in Net Assets

	Year Ended June 30,
	2026(a)	2025
OPERATIONS:
Net investment income (loss)	$69,179	$(77,225)
Net realized gain (loss)	2,032,702	(130)
Net change in unrealized appreciation (depreciation)	17,109,133	(5,418,391)
Net increase (decrease) in net assets from operations	19,211,014	(5,495,746)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(293,754)	(278,797)
From earnings - Retail Class	(353,474)	(252,723)
Total distributions to shareholders	(647,228)	(531,520)
CAPITAL TRANSACTIONS:
Institutional Class:
Shares sold	14,469,922	25,064,940
Shares issued from reinvestment of distributions	293,754	274,030
Shares redeemed	(8,230,224)	(1,342,912)
Redemption fees	6,388	7,499
Redemption proceeds from Retail Class exchange	64,012,859	—
Net increase (decrease) in net assets from capital transactions	70,552,699	24,003,557
Retail Class:
Shares sold	19,082,481	34,922,738
Shares issued from reinvestment of distributions	350,263	248,313
Shares redeemed	(7,195,143)	(6,574,657)
Redemption fees	8,010	7,147
Shares redeemed from exchange to Institutional Class	(64,012,859)	—
Net increase (decrease) in net assets from capital transactions	(51,767,248)	28,603,541
ETF:
Subscriptions	96,443,300	—
Reinvestments	—	—
Redemptions	—	—
ETF transaction fees	18,129	—
Net increase (decrease) in net assets from capital transactions	96,461,429	—
Net increase (decrease) in net assets	133,810,666	46,579,832
NET ASSETS:
Beginning of the year	78,934,238	32,354,406
End of the year	$ 212,744,904	$ 78,934,238

The accompanying notes are an integral part of these financial statements.

6

Pabrai Wagons ETF
Statements of Changes in Net Assets(Continued)

	Year Ended June 30,
	2026(a)	2025
SHARES TRANSACTIONS
Institutional Class:
Shares sold	1,184,342	2,267,493
Shares issued from reinvestment of distributions	24,459	21,392
Shares redeemed	(689,462)	(117,169)
Shares exchanged from Retail Class	4,786,400	—
Net increase (decrease) in shares outstanding	5,305,739	2,171,716
Retail Class:
Shares sold	1,611,750	3,221,861
Shares issued from reinvestment of distributions	29,335	19,445
Shares redeemed	(609,009)	(611,732)
Shares exchanged into Institutional Class	(4,814,698)	—
Net increase (decrease) in shares outstanding	(3,782,622)	2,629,574
ETF:
Subscriptions	6,620,000	—
Reinvestments	—	—
Redemptions	—	—
Net increase (decrease) in shares outstanding	6,620,000	—
Total increase (decrease) in shares outstanding	8,143,118	4,801,290

(a)
Effective as of close of business on February 6, 2026, the Fund acquired all the assets and liabilities of the Pabrai Wagons Fund (the “Predecessor Fund”) in a tax-free reorganization. Prior to the reorganization, effective January 23, 2026, Retail Class shares of the Predecessor Fund were converted into Institutional Class shares to facilitate the exchange. The Fund offers only one class of shares. See additional information contained in Note 1.

The accompanying notes are an integral part of these financial statements.

7

Pabrai Wagons ETF
Financial Highlights

	Year Ended June 30,		Period Ended June 30, 2024(a)
	2026*	2025
PER SHARE DATA:
Net asset value, beginning of year	$10.69	$12.47	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.03	(0.00)(c)	0.06
Net realized and unrealized gain (loss) on investments(d)	3.05	(1.63)	2.42
Total from investment operations	3.08	(1.63)	2.48
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	(0.01)
Net realized gains	(0.08)	(0.14)	—
Total distributions	(0.08)	(0.15)	(0.01)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)
ETF transaction fees per share	0.00(c)	—	—
Net asset value, end of year	$13.69	$10.69	$12.47
TOTAL RETURN(e)	28.90%	(13.29)%	24.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$212,745	$38,662	$18,002
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	1.08%	1.59%	4.22%
After expense waiver/recoupment(f)	0.94%	1.00%	1.01%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%	—%
Ratio of net investment income (loss) to average net assets(f)	0.07%	(0.04)%	0.66%
Portfolio turnover rate(e)(h)	40%	69%	45%

*
Effective at the close of business on February 6, 2026 the Fund acquired all the assets and liabilities of the Pabrai Wagons Fund (the “Predecessor Fund”) in a tax-free reorganization (the “Reorganization”). Effective January 23, 2026, the Retail Class shares of the Predecessor Fund were converted into the Institutional Class shares of the Predecessor Fund (the “Share Class Consolidation”). The expense ratio presented reflects the accounting history of the Institutional Class of the Predecessor Fund prior to the Reorganization. Due to differing fee structures, Retail Class shareholders experienced higher expenses prior to their consolidation into the Institutional Class on January 23, 2026. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

(a)	Inception date of the Fund was September 29, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

Pabrai Wagons ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026
NOTE 1 – ORGANIZATION
The Pabrai Wagons ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund is the successor to the Pabrai Wagons Fund, which commenced operations on September 29, 2023.
The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by Mohnish Pabrai, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights. The investment objective of the Fund is to seek to achieve long-term capital appreciation.
Reorganization. At a meeting held on November 18, 2025, shareholders approved an Agreement and Plan of Reorganization setting forth the terms and conditions of the conversion of the Pabrai Wagons Fund (the “Predecessor Fund”), which operated as a mutual fund, into an exchange-traded fund or “ETF.” The Pabrai Wagons ETF, a newly organized series of the Trust (the “Fund” or the “Acquiring Fund”), was established as a “shell” fund organized in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund as an ETF (the “Reorganization”).
Prior to the Reorganization, the Fund offered Retail and Institutional Class shares. The Retail and Institutional Classes commenced operations on September 29, 2023. After the close of business on January 23, 2026, all issued and outstanding Retail Class Shares were merged into Institutional Class Shares (the “Share Class Consolidation”). Following the Share Class Consolidation, the Retail Class closed.

	Shares Outstanding	Net Assets	NAV Per Share
Retail Class	4,814,698	$64,012,859	$13.30
Institutional Class (before Share Class Consolidation)	4,056,976	54,257,271	13.37
Institutional Class (after Share Class Consolidation)	8,838,588	118,187,422	13.37

At the close of business on February 6, 2026, the Reorganization was completed. The Reorganization was accomplished by (i) the acquisition of the assets and assumption of the liabilities of the Predecessor Fund by the Acquiring Fund in exchange solely for shares of the ETF of equal value (except for the value of any fractional Predecessor Fund shares held by shareholders, which were distributed in cash to Predecessor Fund shareholders upon the closing of the Reorganization), (ii) the pro rata distribution of such shares to the shareholders of the Predecessor Fund, and (iii) the complete liquidation and dissolution of the Predecessor Fund. The Acquiring Fund is the accounting and performance survivor of the Predecessor Fund’s Institutional Class. The Acquiring Fund had no performance history prior to the Reorganization. The cost basis of the investments received from the Predecessor Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. This is illustrated in the following table:

Predecessor Fund Net Assets[1]	Shares Issued to Shareholders of Predecessor Fund	Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$122,457,265	8,920,814	$ —	$122,457,265	Non-taxable

[1]	Includes accumulated net investment income, accumulated realized gains, and unrealized appreciation in the amounts of $(310,396), $313,661, and $21,228,254, respectively.
Effective as of close of business on February 6, 2026, the Fund acquired all the assets and liabilities of the Pabrai Wagons Fund (the “Predecessor Fund”) in a tax-free reorganization. Prior to the reorganization, effective January 23, 2026, Retail Class shares of the Predecessor Fund were converted into Institutional Class shares to facilitate the exchange. The Fund offers only one class of shares.

9

Pabrai Wagons ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Securities for which market quotations are not ready available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Dhandho Funds LLC (the “Adviser”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that

10

Pabrai Wagons ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2026. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$201,665,406	$ —	$ —	$201,665,406
Real Estate Investment Trusts	10,071,574	—	—	10,071,574
Money Market Funds	283,796	—	—	283,796
Total Investments	$212,020,776	$—	$—	$212,020,776

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments. The Fund does not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent year ended June 30, 2026, the Fund did not have any late-year losses. As of June 30, 2026, the Fund deferred $211,218 in post October losses. The Fund did not have any capital-loss-carry-forwards.

11

Pabrai Wagons ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
As of June 30, 2026, the Fund did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of June 30, 2026, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. Prior to the Reorganization, the Fund charged a 1.00% redemption fee on shares held less than 90 days. This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retained the fee charged as paid-in capital and such fees became part of the Fund’s daily NAV calculation. After the Reorganization, the Fund no longer charges a redemption fee.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Deferred Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments, or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

12

Pabrai Wagons ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
K.
Reclassification of Capital Accounts. U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2026, there were no reclassifications made.

L.
Recently Issued Accounting Pronouncements. In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management has determined that additional disclosures were not necessary due to being deemed immaterial.

M.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Adviser provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser was entitled to a monthly fee at the annual rate of 0.90% of the average daily net assets of the Fund. After the completion of the Reorganization on February 6, 2026, the Adviser is entitled to a monthly unitary fee at the annual rate shown in the following table:

Current
Pabrai Wagons ETF	0.90%

The investment advisory fees incurred by the Fund for the year ended June 30, 2026, are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Adviser.
From the time of the Share Class Consolidation on January 23, 2026 through the completion of the Reorganization on February 6, 2026, the Adviser agreed to waive its fees and/or pay the Predecessor Fund’s expenses such that the total expense ratio of the Institutional Class Shares did not exceed 0.90% of the average daily net assets of the Institutional Class Shares. The fees waived and/or expenses reimbursed from July 1, 2025 through February 8, 2026 amounted to $253,408.
Prior to January 23, 2026, the expense limit was 0.90% of the Predecessor Fund’s average daily net assets (the “Expense Cap”), excluding distribution expenses, shareholder servicing fees, and any other class-specific expenses. Prior to the Reorganization, the Expense Cap for the Fund was in place indefinitely, and could be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The Adviser was permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Fund must have paid its current ordinary operating expenses before the Adviser was entitled to any reimbursements of fees and/or expenses. Any such reimbursement was subject to the Board’s review and approval. This reimbursement may have been requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) did not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The amount of fees waived and expenses absorbed by the advisor during the period of July 1, 2025 through February 8, 2026 are disclosed in the Statements of Operations. Any amount due from the Adviser was paid monthly to the fund, if applicable. As of June 30, 2026, there is no remaining cumulative amount the Adviser may be reimbursed.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the

13

Pabrai Wagons ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the fiscal year ended June 30, 2026, are disclosed in the Statement of Operations.
Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the year ended June 30, 2026, the cost of purchases and the proceeds from the sale or maturity of securities, other than short-term investments, were $156,503,745 and $50,426,807, respectively.
For the year ended June 30, 2026, there were $8,478,486 in-kind purchases of securities and no in-kind sales transactions.
There were no purchases, sales, or maturities of long-term U.S. Government securities for the year ended June 30, 2026.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended June 30, 2026 and the fiscal period ended June 30, 2025 for the Fund was as follows:

	June 30, 2026	June 30, 2025
Ordinary Income	$647,228	$531,520
Long-term capital gain(a)	—	—
	$647,228	$531,520

(a)	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).
The cost basis of investments for federal income tax purposes at most recent fiscal year end, June 30, 2026, was as follows:

Cost of investments	$197,980,889
Gross tax unrealized appreciation	27,697,857
Gross tax unrealized depreciation	(13,990,428)
Gross tax unrealized appreciation/depreciation	13,707,429
Undistributed ordinary income	—
Undistributed long-term capital gain	1,561,518
Total distributable earnings	1,561,518
Other accumulated gain (loss)	(211,218)
Total distributable (accumulated) earnings (losses)	$15,057,729

14

Pabrai Wagons ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the year ended June 30, 20261, was as follows:

Maximum available credit	$10,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of June 30, 2026	—
Average interest rate when in use	—

Interest expense for the year ended June 30, 2026, is disclosed in the Statement of Operations, if applicable.
[1]	As of June 16, 2026, the Fund has closed their line of credit.
NOTE 7 – SHARE TRANSACTIONS
Shares of the Fund are listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), and trade throughout the day on the Exchange and other secondary markets at market prices that may differ from NAV. Prior to June 30, 2026, the Fund was listed on NYSE, Inc. The Fund issues and redeems Shares (“Shares”) at net asset value per share (“NAV”) only in large blocks of Shares (“Creation Units” or “Creation Unit Aggregations”). Each Creation Unit is made up of at least 10,000 Shares, though these amounts may change from time to time. The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are also redeemable only in Creation Unit aggregations, principally for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors (authorized participants) who have entered into agreements with the Trust’s distributor, can purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares of the Fund are not redeemable securities.
Note 8 – Investments in Affiliates
Affiliated companies are those that are “affiliated persons” as defined in Section 2(a)(3) of the 1940 Act. They include, among other entities, issuers 5% or more of whose outstanding voting shares are held by the Fund. For the year ended June 30, 2026, the Fund had the following transactions with affiliated companies:

Common Stocks	Share Balance June 30, 2026	Value June 30, 2025	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Value June 30, 2026	Dividend Income
Gimat Magazacilik Sanayi Ve Ticaret AS	16,569,896	$ —	$10,653,612	$ —	$ —	$5,452,272	$16,105,884	$ —

15

PABRAI WAGONS ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the Pabrai Wagons ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Pabrai Wagons ETF (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”), including the schedule of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the two years in the period then ended and the period September 29, 2023 (commencement of operations) through June 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and the period September 29, 2023 (commencement of operations) through June 30, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 28, 2026

16

PABRAI WAGONS ETF
ADDITIONAL INFORMATION (Unaudited)
FEDERAL TAX INFORMATION
Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended June 30, 2026. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows.

Pabrai Wagons Fund	100.00%

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended June 30, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Pabrai Wagons Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2026 was as follows:

Pabrai Wagons Fund	18.30%

INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (800) 617 0004 or by accessing the Fund’s website at https://www.wagonsetf.com/ir. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Fund’s quarterly holdings for the most recent period end can be obtained by accessing the Fund’s website at www.wagonsetf.com/ir. The Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be obtained by calling (800) 617 0004.

17

PABRAI WAGONS ETF
ADDITIONAL INFORMATION (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory contract was not approved during the reporting period.

18

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end management investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	9/3/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	9/3/2026

By (Signature and Title)	/s/ Kathryn LaPlante Johnson
Kathryn LaPlante Johnson, Treasurer/Principal Financial Officer

Date	9/3/2026

* Print the name and title of each signing officer under his or her signature.